Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Major Components Of Securities Available For Sale ("AFS") And Held To Maturity ("HTM") At Amortized Cost And Estimated Fair Value [Table Text Block]

	December 31, 2013				December 31, 2012
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$6,723	$27	$(332)	$6,418	$2,482	$86	$-	$2,568
State and political subdivisions	16,960	192	(554)	16,598	14,690	613	-	15,303
Residential mortgage-backed securities	44,168	696	(475)	44,389	43,984	1,684	(123)	45,545
Commercial mortgage-backed securities	887	2	(1)	888	4,423	42	(2)	4,463
Corporate and other securities	13,173	67	(400)	12,840	21,741	490	(572)	21,659
Total securities available for sale	$81,911	$984	$(1,762)	$81,133	$87,320	$2,915	$(697)	$89,538
Held to maturity:
U.S. Government sponsored entities	$5,814	$-	$(460)	$5,354	$5,050	$38	$-	$5,088
State and political subdivisions	2,441	121	(17)	2,545	2,746	288	-	3,034
Residential mortgage-backed securities	10,395	145	(198)	10,342	11,048	374	(13)	11,409
Commercial mortgage-backed securities	6,750	87	(437)	6,400	2,671	539	-	3,210
Corporate and other securities	981	-	(73)	908	-	-	-	-
Total securities held to maturity	$26,381	$353	$(1,185)	$25,549	$21,515	$1,239	$(13)	$22,741

Remaining Contractual Maturities And Yields Of Securities Within The Investment Portfolios [Table Text Block]

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$35	3.77%	$1,012	1.00%	$960	2.06%	$4,411	2.18%	$6,418	1.99%
State and political subdivisions	-	-	794	2.38	11,406	2.69	4,398	2.80	16,598	2.70
Residential mortgage-backed securities	-	-	505	4.49	650	3.51	43,234	2.76	44,389	2.79
Commercial mortgage-backed securities	-	-	-	-	-	-	888	2.15	888	2.15
Corporate and other securities	-	-	401	1.28	5,636	1.82	6,803	1.52	12,840	1.65
Total securities available for sale	$35	3.77%	$2,712	2.10%	$18,652	2.42%	$59,734	2.57%	$81,133	2.52%
Held to maturity at cost:
U.S. Government sponsored entities	$-	-%	$-	-%	$-	-%	$5,814	1.97%	$5,814	1.97%
State and political subdivisions	326	0.75	-	-	-	-	2,115	4.70	2,441	4.18
Residential mortgage-backed securities	-	-	800	4.86	237	5.11	9,358	2.75	10,395	2.97
Commercial mortgage-backed securities	-	-	-	-	-	-	6,750	3.79	6,750	3.79
Corporate and other securities	-	-	-	-	981	2.95	-	-	981	2.95
Total securities held to maturity	$326	0.75%	$800	4.86%	$1,218	3.37%	$24,037	3.03%	$26,381	3.07%

Fair Value Of Securities With Unrealized Losses By Length Of Time That The Individual Securities Have Been In A Continuous Unrealized Loss Position [Table Text Block]

	December 31, 2013
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	5	$5,591	$(332)	$-	$-	$5,591	$(332)
State and political subdivisions	19	8,575	(453)	934	(101)	9,509	(554)
Residential mortgage-backed securities	13	13,226	(398)	1,474	(77)	14,700	(475)
Commercial mortgage-backed securities	3	368	(1)	-	-	368	(1)
Corporate and other securities	9	3,994	(105)	3,088	(295)	7,082	(400)
Total temporarily impaired securities	49	$31,754	$(1,289)	$5,496	$(473)	$37,250	$(1,762)
Held to maturity:
U.S. Government sponsored entities	3	$5,355	$(460)	$-	$-	$5,355	$(460)
State and political subdivisions	2	986	(17)	-	-	986	(17)
Residential mortgage-backed securities	7	6,333	(193)	114	(5)	6,447	(198)
Commercial mortgage-backed securities	2	3,668	(437)	-	-	3,668	(437)
Corporate and other securities	1	907	(73)	-	-	907	(73)
Total temporarily impaired securities	15	$17,249	$(1,180)	$114	$(5)	$17,363	$(1,185)

	December 31, 2012
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
Residential mortgage-backed securities	5	$3,272	$(43)	$1,951	$(80)	$5,223	$(123)
Commercial mortgage-backed securities	4	2,351	(2)	-	-	2,351	(2)
Corporate and other securities	6	2,486	(26)	2,994	(546)	5,480	(572)
Total temporarily impaired securities	15	$8,109	$(71)	$4,945	$(626)	$13,054	$(697)
Held to maturity:
Residential mortgage-backed securities	3	$838	$(2)	$279	$(11)	$1,117	$(13)
Total temporarily impaired securities	3	$838	$(2)	$279	$(11)	$1,117	$(13)

Gross Realized Gains (Losses) On Securities [Table Text Block]

	For the years ended December 31,
(In thousands)	2013	2012
Available for sale:
Realized gains	$394	$570
Realized losses	(4)	(4)
Total securities available for sale	390	566
Held to maturity:
Realized gains	-	7
Realized losses	-	-
Total securities held to maturity	-	7
Net gains on sales of securities	$390	$573